Short-Term and Long-Term Bank Loan	12 Months Ended
Mar. 31, 2026
Short-Term and Long-Term Bank Loan [Abstract]
SHORT-TERM AND LONG-TERM BANK LOAN

NOTE 25 — SHORT-TERM AND LONG-TERM BANK LOAN

	As at March 31, 2026	As at March 31, 2025
Instalment bank loan – current portion	$877,904	$371,558
Instalment bank loan – noncurrent portion	-	1,503,797
Total loan	$877,904	$1,875,355

Bank loans represent the amounts due to various banks. As of March 31, 2026 and 2025, long-term bank loans consisted of the following:

Summary of Current portion of long-term bank loans

	Annual Interest	Last payment	As at March 31,	As of March 31,
	Rate	date	2026	2025
Current portion of long-term bank loans:
Bank of China Ltd. (1)	2.5% below Hong Kong Dollar Prime Rate	February 4, 2026	-	51,307
Bank of China Ltd. (1)	2.5% below Hong Kong Dollar Prime Rate	October 19, 2033	762,543	88,852
Livi Bank (1)	4.02%	January 10, 2030	-	131,881
Standard Chartered Bank (2)	3.96%	April 24, 2027	$115,361	$99,518
Total			$877,904	$371,558

Summary of non-current portion of long-term bank loans

	Annual Interest	Last payment	As at March 31,	As of March 31,
	Rate	date	2026	2025
Non-current portion of long-term bank loans:
Bank of China Ltd. (1)	2.5% below Hong Kong Dollar Prime Rate	February 4, 2026	$-	$-
Bank of China Ltd. (1) *	2.5% below Hong Kong Dollar Prime Rate	October 19, 2033	-	769,002
Livi Bank (1)	4.02%	January 10, 2030	-	618,543
Standard Chartered Bank (2) *	3.96%	April 24, 2027	$-	$116,252
Total			$-	$1,503,797

(1)	The loans are guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company.

(2)	The loan is guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company, and Mr. Zhang, a former Director of the Company.

*	As the loans can be asked for redemption by banks, these loans were reclassified as current liability.